Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2022, future minimum rental commitments for operating leases with non-cancellable terms in excess of one year were as follows:

Operating Leases
Years Ending December 31,	(in thousands)
2023	$1,462
2024	1,504
2025	1,473
2026	1,287
2027	1,326
Thereafter	4,465

Total future operating lease payments	$11,517

Less: imputed interest	(1,878)

Total operating lease liabilities	$9,639